Shareholder Fees {- Fidelity Flex® International Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Flex International Index Fund PRO-09 | Fidelity Flex® International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none